Summary of Aggregate Future Amortization of Intangible Assets (Detail) $ in Thousands	Dec. 31, 2014 USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
2015	$ 22
2016	19
2017	17
2018	15
2019	13
Thereafter	22
Total	$ 108